Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments
(14) Segments

The Company operates in one segment. The principal activities of the Company are research and development, commercial manufacture of approved medical or testing devices and the provision of services including contract research work.

The Company operates predominantly in one geographical area, being Australia.